FINANCE LEASE (Tables)	12 Months Ended
Dec. 31, 2012
Leases, Capital [Abstract]
Schedule of Components in Investments in Finance Leases
The following schedule lists the components of the net investment in finance lease:

(in thousands of $)	2012	2011
Total minimum lease payments to be received	9,337	13,535
Less: unearned income	(1,036)	(1,932)
Net investment in finance lease	8,301	11,603
Less: current portion	(3,306)	(3,302)
	4,995	8,301

Schedule of Future Minimum Lease Payments for Capital Leases	Lease revenues under the charter are as follows:

(in thousands of $)
Year ending December 31,
2013	3,927
2014	3,653
2015	1,757
2016	—
2017	—
Thereafter	—
Total minimum lease revenues	9,337